Property, Plant and Equipment - Summary of Changes in Items of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 1,248,402
Ending balance	1,391,560	€ 1,248,402
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,777,734	1,508,611
Additions	283,584	275,597
Disposals	(14,442)	(9,252)
Impairment	(583)	(2,616)
Exchange differences	(58,273)	5,394
Ending balance	1,988,020	1,777,734
Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	529,332	480,122
Depreciation charge for the year	73,694	62,600
Disposals	(3,943)	(5,971)
Impairment	(638)
Exchange differences	(3,261)	(7,419)
Ending balance	596,460	529,332
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	300,192
Ending balance	394,354	300,192
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	390,574	203,620
Additions	7,469	2,003
Disposals	(8)	(3,480)
Reclassifications	120,512	187,761
Exchange differences	(21,331)	670
Ending balance	497,216	390,574
Land and Buildings | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	90,382	84,011
Depreciation charge for the year	12,952	9,220
Disposals	(8)	(1,038)
Exchange differences	(464)	(1,811)
Ending balance	102,862	90,382
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	377,492
Ending balance	477,491	377,492
Plant and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	746,419	615,788
Additions	68,949	34,869
Disposals	(3,855)	(5,495)
Reclassifications	87,922	110,182
Exchange differences	(9,863)	(8,925)
Ending balance	889,572	746,419
Plant and Machinery | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	368,927	335,731
Depreciation charge for the year	48,699	42,789
Disposals	(3,782)	(4,677)
Impairment	(638)
Exchange differences	(2,401)	(4,916)
Ending balance	412,081	368,927
Industrial and Commercial Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,840
Ending balance	19,111	17,840
Industrial and Commercial Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	74,612	60,012
Additions	4,819	3,029
Disposals	(80)	(174)
Reclassifications	7,138	12,125
Exchange differences	(604)	(380)
Ending balance	85,885	74,612
Industrial and Commercial Equipment | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	56,772	48,123
Depreciation charge for the year	10,338	9,036
Disposals	(80)	(162)
Exchange differences	(256)	(225)
Ending balance	66,774	56,772
Other Tangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,886
Ending balance	5,972	5,886
Other Tangible Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	19,137	16,503
Additions	159	1,125
Disposals	(98)	(94)
Reclassifications	1,712	2,248
Exchange differences	(195)	(645)
Ending balance	20,715	19,137
Other Tangible Assets | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,251	12,257
Depreciation charge for the year	1,705	1,555
Disposals	(73)	(94)
Exchange differences	(140)	(467)
Ending balance	14,743	13,251
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	546,992
Ending balance	494,632	546,992
Assets Under Construction and Advances | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	546,992	612,688
Additions	202,188	234,571
Disposals	(10,401)	(9)
Reclassifications	(217,284)	(312,316)
Impairment	(583)	(2,616)
Exchange differences	(26,280)	14,674
Ending balance	€ 494,632	€ 546,992